Long-Term Debt Senior Subordinated Notes (Details) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 10, 2010	Mar. 31, 2013 Subordinated Debt [Member]	Dec. 31, 2012 Subordinated Debt [Member]	Dec. 31, 2010 Subordinated Debt [Member]	Mar. 08, 2013 Subordinated Debt [Member]	Dec. 21, 2012 Subordinated Debt [Member]	Dec. 31, 2011 Subordinated Debt [Member]	Mar. 10, 2010 Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt, stated interest rate							12.535%	12.535%
Debt, long-term and short-term			$ 3,766,000,000				$ 571,500,000	$ 621,500,000				$ 721,500,000
Senior Subordinated Notes, Amount Repurchased										50,000,000	100,000,000		28,500,000
Debt Instrument, Repurchase Amount						28,500,000							18,600,000
Gains (Losses) on Extinguishment of Debt	3,900,000	9,400,000	17,200,000	118,900,000	(2,000,000)		3,900,000	7,800,000	(9,200,000)
Premium, percentage of par value										106.27%	106.27%
Extinguishment of Debt, Fees Paid to Lenders										3,100,000	6,300,000
Write off of Unamortized Deferred Financing Costs			(3,000,000)	(21,800,000)			800,000	1,500,000
Accrued interest paid to lenders										$ 2,500,000	$ 2,300,000